Annual Total Returns - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2010 Fund - Fidelity Simplicity RMD 2010 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	5.81%
Annual Return 2015	(0.09%)
Annual Return 2016	6.97%
Annual Return 2017	11.02%
Annual Return 2018	(2.89%)
Annual Return 2019	12.76%
Annual Return 2020	9.97%
Annual Return 2021	4.39%
Annual Return 2022	(13.10%)
Annual Return 2023	10.09%